787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

March 15, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:          Credit Suisse Commodity Return Strategy Fund

Securities Act File No. 333-116212

Investment Company Act File No. 811-21589

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus, dated February 29, 2012, for the Credit Suisse Commodity Return Strategy Fund. The purpose of the filing is to submit the 497(c) filing dated March 2, 2012 in XBRL for the Fund.

Any questions or comments on the attached should be directed to the undersigned at 212-728-8138.

Sincerely,

/s/Elliot J. Gluck
Elliot J. Gluck

NEW YORK    WASHINGTON    PARIS    LONDON    MILAN    ROME    FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh